Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

November 1, 2012

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
      Post-Effective Amendment No. 265 to Registration Statement
       No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) for each fund listed in Exhibit A, the form of prospectuses that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 265 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on October 23, 2012.

The Fund's Statement of Additional Information will be filed pursuant to Rule 497(c) under the Act to reflect non-material changes.

If you have any questions or would like further information, please call me at (617) 210-3662.

Sincerely,

  /s/ Brian Montana

Brian Montana

Senior Counsel

Exhibit A

Funds Trust

Wells Fargo Advantage California Limited-Term Tax-Free Fund
Wells Fargo Advantage California Tax-Free Fund
Wells Fargo Advantage Colorado Tax-Free Fund
Wells Fargo Advantage Intermediate Tax/AMT-Free Fund
Wells Fargo Advantage Minnesota Tax-Free Fund
Wells Fargo Advantage Municipal Bond Fund
Wells Fargo Advantage North Carolina Tax-Free Fund
Wells Fargo Advantage Pennsylvania Tax-Free Fund
Wells Fargo Advantage Short-Term Municipal Bond Fund
Wells Fargo Advantage Strategic Municipal Bond Fund
Wells Fargo Advantage Ultra Short-Term Municipal Income Fund
Wells Fargo Advantage Wisconsin Tax-Free Fund